Provisions and other current liabilities - Restructuring provisions (Details) - Restructuring provisions - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
January 1	$ 17	$ 10	$ 28
Additions	72	21	22
Cash payments	(24)	(14)	(40)
Releases	(1)	0	0
December 31	$ 64	$ 17	$ 10